Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Non-cash profits interest expense	$ 19,517	$ 29,271	$ 19,517	$ 19,517	$ 885	$ 3,452